Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2024
Identification and business activity
Schedule of significant investments in subsidiaries

	Country of
	incorporation	Ownership as of December 31,
	and business	2024		2023
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (i)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (i)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (ii)	Peru	—	—	33.00	67.00
Minera La Zanja S.R.L.	Peru	100.00	—	100.00	—
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—
(i)

As of December 31, 2024, and 2023, the participation of the Group in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereinafter “Colquijirca”), a subsidiary of the Company (100% of its capital stock shares as December 31, 2024 and 2023; respectively), holds an investment over the capital stock of the subsidiary El Brocal through the Company holds an indirect share in El Brocal of 58.24% as December 31, 2024 and 2023.

(ii)

On August 13, 2024, the Company, its subsidiary Compañía Minera Condesa S.A. (Condesa) as vendors, and Compañía de Regalías del Perú S.A. (a subsidiary of Franco Nevada Corporation) as the purchaser, signed the Share Purchase Agreement for the sale of the shares that the Company and Condesa held in S.M.R.L. Chaupiloma Dos de Cajamarca (Chaupiloma) for a price of US$210 million (US$70 million and US$140 million corresponding to the Company and Condesa, respectively). This amount was fully paid in cash, with the effective date of the subsidiary loss of control being August 13, 2024. The net cost of the disposal derived from the sale of the investment in the Company was US$12,000. The income from the sale and its net disposal cost are presented under the caption Others, net in the consolidated statement of profit or loss, see note 28.

Schedule of results of the discontinued operations mining units

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Operating income (expenses), net
Reversal (provision) of contingencies	404	(103)	(113)
Administrative expenses	(568)	(649)	(683)
Changes in provision for closure of mining units, note 15(b)	(555)	(6,991)	(660)
Gain for sale of Yanacocha investment	—	—	300,000
Reversal of liability classified as held for sale of Yanacocha	—	—	265,590
Reversal of unrealized result of Yanacocha	—	—	356
Depreciation and amortization, note 11(f)	—	—	(9)
Others, net	29	1,121	288

Total operating income (expenses), net	(690)	(6,622)	564,769

Operating (loss) profit	(690)	(6,622)	564,769
Finance costs, note 15(b)	(395)	(229)	(59)
Net gain (loss) from currency exchange difference	63	3	(2)
Profit (loss) before income tax	(1,022)	(6,848)	564,708
Current income tax	—	—	(44,747)
Deferred income tax	—	—	(41,414)
	—	—	(86,161)

(Loss) Profit from discontinued operations	(1,022)	(6,848)	478,547